Summary of Significant observable Inputs Used for Fair Value Measurements for Living Benefits Liabilities Classified as Level 3 (Detail) - Living Benefits [Member]	12 Months Ended
	Dec. 31, 2015
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Discount rate		[1]
Minimum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	0.10%	[2]
Fair value unobservable inputs Lapse	0.00%
Fair value unobservable inputs wait period	0 years	[3]
Fair value unobservable inputs efficiency of benefit utilization	60.00%
Fair value unobservable inputs index Volatility	15.00%
Maximum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	8.00%	[2]
Fair value unobservable inputs Lapse	35.00%
Fair value unobservable inputs wait period	30 years	[3]
Fair value unobservable inputs efficiency of benefit utilization	100.00%
Fair value unobservable inputs index Volatility	25.00%

[1]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.